Concentration of Risk - Schedule of Group’s Concentration of Customers and Suppliers (Details)		6 Months Ended				12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2024
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage			[1]	0.00%	[2]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage		13.00%				18.00%	[2]
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage			[1]	0.00%	[2]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]					16.00%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage			[1]	0.00%	[2]
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]					13.00%
Customer Concentration Risk [Member] | Customer H [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]	11.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]	13.00%
Customer Concentration Risk [Member] | Customer I [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]	32.00%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage		36.00%	[2]				[1]
Customer Concentration Risk [Member] | Customer J [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]	21.00%
Customer Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage		14.00%	[2]				[1]
Customer Concentration Risk [Member] | Customer K [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]	14.00%
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]	16.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]			31.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]					13.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]			24.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]					16.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]			15.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage			[1]			0.00%	[2]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]			15.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Revenues, customer concentration risk
Concentration risk percentage			[1]			0.00%	[2]
Customer Concentration Risk [Member] | Customer L [Member] | Purchase [Member]
Revenues, customer concentration risk
Concentration risk percentage		46.00%		100.00%	[2]
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Payable [Member]
Revenues, customer concentration risk
Concentration risk percentage	[2]					100.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier M [Member]
Revenues, customer concentration risk
Concentration risk percentage		54.00%	[2]	0.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier M [Member]
Revenues, customer concentration risk
Concentration risk percentage		100.00%	[2]			0.00%

[1]	Less than 10%.
[2]	No transaction incurred during the year/no balance existed as of the reporting date.